Unique LoanID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
80001	3
[3]   Federal Higher-Priced Mortgage Loan
[2]   Missing GFE(s)
[2]   GFE Other Settlement Charges Good Through Date < 10 business days from GFE Date
[2]   HMDA-reportable rate spread (10/1/09 and later)
[2]   Initial TIL Date not within 3 days of Initial Application Date
 [2]   Initial GFE Date not within 3 days of Initial Application Date

Federal Higher-Priced Mortgage Loan - stated APR (5.398%) and audited APR (5.366%) exceeds the HPML threshold of 4.54% (1.5% over applicable APOR, 3.04%). Loan appears to comply with repayment ability, prepayment penalty, and escrow restrictions and requirements applicable to Federal HPMLs.
GFE1 dated 04/27/2012 Important Dates Section, Other Settlement Charges Good Through Date is 04/27/2012, which is less than the 10 business days required.
 Missing GFE's due to re-disclosure history reflects GFE’s were issued on 06/12/2012, 06/14/2012 and 0621/2012. These GFEs are not enclosed in the loan file.
					Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	FHPML - Compliant	RB	B	B	B
80002	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Notice of Right to Select Attorney	Finance charges under disclosed by $189.85 which exceeds the $35 for refinances. TIL itemization did not disclose a closing fee of $150 as prepaid finance charge.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
80003	2	[2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note					RB	B	B	B
80004	2
[2]   State - Missing Rate Lock
[2]   State - Missing Title Insurance Notice
[2]   State - Missing Documentation of Fees paid to Third Parties
 [2]   State - Missing Licensee Name Number and NMLS Unique Identifier on the application
							RB	B	B	B
80005	3
[3]   [GA] Home Loan Provision: Mandatory Arbitration Provision found in file. GA Fair Lending Act as amended by Senate Bill 53 prohibits mandatory arbitration clause on GA home loans.
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Right to Select Attorney Disclosure
[2]   Initial TIL Date not within 3 days of Initial Application Date
 [2]   Initial GFE Date not within 3 days of Initial Application Date
			[GA] Home Loan Provision: Mandatory Arbitration Provision found in file. GA Fair Lending Act as amended by Senate Bill 53 prohibits mandatory arbitration clause on GA home loans.			State - NC	RC	C	C	C
80006	2	[2] State - Missing Application Disclosure [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application					RB	B	B	B
80007	2	[2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09)					RB	B	B	B
80008	3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $449.94 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
80009	3
[3]   [GA] Home Loan Provision: Mandatory Arbitration Provision found in file. GA Fair Lending Act as amended by Senate Bill 53 prohibits mandatory arbitration clause on GA home loans.1Mandatory arbitration clause is contained in the Mtg rider.

[GA] Home Loan Provision: Mandatory Arbitration Provision found in file. GA Fair Lending Act as amended by Senate Bill 53 prohibits mandatory arbitration clause on GA home loans. Mandatory arbitration clause is contained in the Mtg rider.
						State - NC	RC	C	C	C
80010	2	[2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note					RB	B	B	B
80011	2	[2] State - Missing Agency to Receive Borrower Complaints [2] HMDA-reportable rate spread (1/1/04-10/1/09)					RB	B	B	B
80012	1						RA	A	A	A
80013	1						RA	A	A	A
80014	1						RA	A	A	A
80015	3	[3] TIL Incomplete [2] State - Missing Anti-Coercion Notice [2] State - Missing Lock In Agreement [2] Initial TIL Missing	Final TIL is incomplete due to not being executed by the borrowers.	TESTED		TR Tested	RB	B	B	B
80016	1						RA	A	A	A
80017	2	[2] State - Missing Agency to Receive Borrower Complaints [2] HMDA-reportable rate spread (1/1/04-10/1/09)					RB	B	B	B
80018	3	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $80 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a credit report fee of $20, a flood certification fee of $25, and a escrow fee of $35 as prepaid finance charges.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
80019	2	[2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
80020	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/1/04-10/1/09)					RB	B	B	B
80021	3
[3]   ROR Violation Funding date is prior to or equals the ROR End Date
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Rate Lock
[2]   State - Missing Application Disclosure
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
[2]   Initial TIL Missing
 [2]   HMDA-reportable rate spread (1/1/04-10/1/09)
			ROR executed by borrowers 12/XX/2007 with expiration of rescission period noted as 12/XX/2007. HUD reflects a funding date of 12/XX/2007, equal to the rescission period expiration date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
80022	3
[3]   APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Application Disclosure
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   Initial TIL Missing
 [2]   HMDA-reportable rate spread (1/1/04-10/1/09)

APR under disclosed by 1.6179 which exceeds the .125 tolerance.
 Finance charges under disclosed by $95,111.20 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .25% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.

APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

 Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
						TILA SOL Expired	RB	B	B	B
80023	3
[3]   APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$35 for Refinance
[3]   TIL Incomplete
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
[2]   Initial TIL Missing
[2]   Credit Score Disclosure Not Present
[2]   Evidence of Single Premium Credit Insurance With Disclosure
 [2]   HMDA-reportable rate spread (1/1/04-10/1/09)

APR under disclosed by 1.7358 which exceeds the .125 tolerance.
Evidence of joint credit life insurance with a monthly payment of $57.44 and annual premium of $689.28. Insurance is/is not optional.
Final TIL was signed by the borrower at closing, however, reflects estimated  finance charges and total payment figures.
 Finance charges under disclosed by $67485.74 which exceeds the $35 tolerance for refinance transactions. Lender TIL reflects decreasing payments for a Pay Right Rewards Program that assumes each payment will be made on time; however, audited TIL makes no assumption of on-time payments.
				TESTED
APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

 Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
						TR Tested	RB	B	B	B
80024	3	[3] ROR Violation Funding date is prior to or equals the ROR End Date [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing	ROR executed by borrowers 7/XX/2007 with expiration of rescission period noted as 7/XX/2007. HUD reflects a funding date of 7/XX/2007, 4 days prior to the ROR expiration date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
80025	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Interest rate Lock/Float Disclosure
[2]   State - Missing Consumer Finance Licensee Statement of Loan Disclosure
[2]   State - Missing Choice of Insurance Disclsoure
[2]   State - Missing Non-Refundable Fee Disclosure
[2]   State - Missing Escrow Agent Notice
[2]   Initial TIL Missing
 [2]   Initial GFE Date not within 3 days of Initial Application Date
			Finance charges under disclosed by $264.43 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
80026	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
 [2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
			Finance charges under disclosed by $604.79 which exceeds the $100 tolerance for purchase transactions. There is a Seller credit on page one of HUD for $909.62 which is not itemized therefore excluded.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
80027	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Insurance Disclosure / Right to Choose Insurance Provider
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
							RB	B	B	B
80028	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $912.93 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
80029	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[3]   APR Tolerance UnderDisclosed 0.125
[3]   Note P&I Does Not Equal Final TIL P&I
[2]   Initial GFE Missing
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Choice of Attorney disclosure
 [2]   State - Missing Amortization Information Disclosure

APR under disclosed by .3994 which exceeds the .125 tolerance.
Finance charges under disclosed by $9,781.64 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.
 The Note reflects P&I of $771.23 and the TIL reflects an initial P&I of $701.31. Discrepancy appears to be document error.
					APR/Finance Charge/TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
80030	2	[2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)					RB	B	B	B
80031	2	[2] State - Missing Mortgage Banker Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement					RB	B	B	B
80032	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
80033	2	[2] State - Missing Dower / Homestead Waiver Rider to Mortgage					RB	B	B	B
80034	3	[3] Finance Charge underdisclosed >$100 for Purchase [3] TIL Incomplete
Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.
 Finance charges under disclosed by $210.45 which exceeds the $100 tolerance for purchase transactions. Unable to determine payment under disclosure due to missing amortization schedule from the loan file.
				NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TNR Testing Not Required	RB	B	B	B
80035	2
[2]   State - Missing Broker Agreement
[2]   State - Missing  Freedom to Choose Insurance Provider disclosure
[2]   State - Missing Notice to Borrower/Prospective Borrower / Homeowner Protection Notice
 [2]   State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)
							RB	B	B	B
80036	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing		NO	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TNR Testing Not Required	RD	D	D	D
80037	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
 [2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
							RB	B	B	B
80038	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date					RB	B	B	B
80039	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
 [2]   State - Missing Closing Statement / Closing Disclosure
							RB	B	B	B
80040	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
 [2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
							RB	B	B	B
80041	2
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Attorney General Information Statement
 [2]   State - Missing Statutory Authority Disclosure
							RB	B	B	B
80042	3
[3]   TIL Incomplete
[2]   State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)
[2]   Initial TIL Date not within 3 days of Initial Application Date
 [2]   Initial GFE Date not within 3 days of Initial Application Date
			Final TIL incomplete due to missing borrower's signature.	TESTED		TR Tested	RB	B	B	B
80043	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Anti-Coercion Notice
 [2]   State - Missing Collateral Protection Act Disclosure
							RB	B	B	B
80044	2	[2] State - Missing Commitment Letter [2] State - Missing Application Disclosure [2] State - Missing Notice of Choice of Agent or Insurer					RB	B	B	B
80045	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Notice of Choice of Insurance Agent Disclosure
[2]   State - Missing Title Insurance Disclsoure
[2]   State - Missing Notice Regarding Nonrefundability of Loan Fees
[2]   State - Missing Application Disclosure
[2]   State - Missing Appraisal Notice
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
							RB	B	B	B
80046	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Loan Commitiment
[2]   State - Missing Mortgage Broker Agreement
 [2]   Initial TIL Missing
							RB	B	B	B
80047	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					RB	B	B	B